GOLDMAN SACHS TRUST II

Class R6 Shares of the

Goldman Sachs Strategic Multi-Asset Class Funds

Goldman Sachs Multi-Manager Global Equity Fund

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund

Goldman Sachs Multi-Manager Real Assets Strategy Fund

(the “Funds”)

Supplement dated February 3, 2021 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2020, as supplemented to date

Effective immediately, Kate El-Hillow will no longer serve as a portfolio manager for the Funds. In addition, effective immediately, Siwen Wu serves as a portfolio manager for the Funds. Neill Nuttall and Betsy Gorton will continue to serve as portfolio managers for the Funds, and Yvonne Woo will continue to serve as portfolio manager for the Goldman Sachs Multi-Manager Real Assets Strategy Fund.

Accordingly, effective immediately, the Funds’ Prospectus and SAI are revised as follows:

All references to Ms. El-Hillow in the Prospectus and SAI are deleted in their entirety.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Multi-Manager Global Equity Fund—Summary—Portfolio Management” section of the Prospectus:

Investment Adviser Portfolio Managers: Neill Nuttall, Managing Director and Co-Chief Investment Officer, MAS, has managed the Fund since June 2015; Betsy Gorton, Managing Director, AIMS, has managed the Fund since June 2015; and Siwen Wu, Vice President, MAS, has managed the Fund since February 2021.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Multi-Manager Non-Core Fixed Income Fund—Summary—Portfolio Management” section of the Prospectus:

Investment Adviser Portfolio Managers: Neill Nuttall, Managing Director and Co-Chief Investment Officer, MAS, has managed the Fund since March 2015; Betsy Gorton, Managing Director, AIMS, has managed the Fund since March 2015; and Siwen Wu, Vice President, MAS, has managed the Fund since February 2021.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Multi-Manager Real Assets Strategy Fund—Summary—Portfolio Management” section of the Prospectus:

Investment Adviser Portfolio Managers: Neill Nuttall, Managing Director and Co-Chief Investment Officer, MAS, has managed the Fund since June 2015; Betsy Gorton, Managing Director, AIMS, has managed the Fund since June 2015; Yvonne Woo, Managing Director, AIMS, has managed the Fund since August 2016; and Siwen Wu, Vice President, MAS, has managed the Fund since February 2021.

The following row is added to the end of the first table in the “Service Providers—Investment Adviser Portfolio Managers” section of the Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History

Siwen Wu Vice President	Portfolio Manager— Multi-Manager Global Equity Fund Multi-Manager Non-Core Fixed Income Fund Multi-Manager Real Assets Strategy Fund	Since 2021	Mr. Wu is a Vice President in the MAS Group. He is a portfolio manager focused on multi-asset investment funds, institutional clients and alternative risk premia strategies. Mr. Wu joined the firm in 2011.

The following rows are added to the “Multi-Manager Global Equity Fund and Multi-Manager Non-Core Fixed Income Fund” and “Multi-Manager Real Assets Strategy Fund” subsections in the “Management Services—Portfolio Managers – Other Accounts Managed by the Portfolio Managers” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type†						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based†
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Multi-Manager Global Equity Fund and Multi-Manager Non-Core Fixed Income Fund
MAS
Siwen Wu**	3	$5.2	5	$2.8	0	$—	0	$—	0	$—	0	$—
Multi-Manager Real Assets Strategy Fund
MAS
Siwen Wu**	4	$6.3	5	$2.8	0	$—	0	$—	0	$—	0	$—

**	Information for this Portfolio Manager is as of December 31, 2020.

The following is added to the end of the first paragraph of the “Management Services—Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Funds” section of the SAI:

As of December 31, 2020, Mr. Wu owned no securities issued by the Funds.

This Supplement should be retained with your Prospectus and SAI for future reference.

SMACTBDSTK 02-21